Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   September 30, 2010


Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC     November 15, 2010
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:      0
                                        -------------

Form 13F Information Table Entry Total: 71
                                        -------------

Form 13F Information Table Value Total:	349723
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}




 FORM 13F INFORMATION TABLE

                                                    			INVEST- OTHER   VOTING
NAME OF         	TITLE   	CUSIP  	 	VALUE  	SHRS  	MENT  	MANA-   AUTHORITY
ISSUER          	CLASS           		(X$1000)       	CRETION GERS    SOLE


AFLAC INC		COM		001055102	5121	99035	SOLE	N/A	99035
AIR PRODUCTS & CHEMICA 	COM		009158106	690	8330	SOLE	N/A	8330
APACHE CORP		COM		037411105	265	2715	SOLE	N/A	2715
APTARGROUP INC		COM		038336103	4835	105873	SOLE	N/A	105873
ARCHER DANIELS MIDLAND	COM		039483102	7140	223697	SOLE	N/A	223697
AT&T INC		COM		00206R102	290	10152	SOLE	N/A	10152
AUTOMATIC DATA PROC	COM		053015103	6278	149369	SOLE	N/A	149369
BADGER METER INC	COM		056525108	2218	54795	SOLE	N/A	54795
BANK NOVA SCOTIA	COM		064149107	1594	29915	SOLE	N/A	29915
BECTON DICKINSON & CO	COM		075887109	3648	49235	SOLE	N/A	49235
BP PLC-SPONS ADR	SPNS ADR	055622104	220	5339	SOLE	N/A	5339
CARDINAL HEALTH INC	COM		14149Y108	2552	77225	SOLE	N/A	77225
CATERPILLAR INC		COM		149123101	307	3900	SOLE	N/A	3900
CENTURYTEL INC		COM		156700106	4250	107700	SOLE	N/A	107700
CHEVRON CORP		COM		166764100	333	4108	SOLE	N/A	4108
COCA-COLA CO/THE	COM		191216100	336	5747	SOLE	N/A	5747
COLGATE PALMOLIVE	COM		194162103	1465	19067	SOLE	N/A	19067
DNP SELECT INCOME FUND	COM		23325P104	139	14200	SOLE	N/A	14200
EATON VANCE CORP	COM N-VTG	278265103	5290	182173	SOLE	N/A	182173
ECOLAB INC		COM		278865100	4755	93712	SOLE	N/A	93712
ENBRIDGE ENERGY PRTNRS	COM		29250R106	12035	215221	SOLE	N/A	215221
ENERGY TRANSFER EQUI	COM UT LP	29273V100	7421	199930	SOLE	N/A	199930
ENERGY TRANSFER PRTNRS	UNIT LP		29273R109	9814	203265	SOLE	N/A	203265
ENTERPRISE GP HLDNGS LP	UNIT LP INT	293716106	6068	103330	SOLE	N/A	103330
ENTERPRISE PRODUCTS	COM		293792107	18039	454721	SOLE	N/A	454721
EXXON MOBIL CORP	COM		30231G102	918	14851	SOLE	N/A	14851
GENESIS ENERGY LP UNIT 	UNIT LP		371927104	1069	45460	SOLE	N/A	45460
HCC INS HLDGS INC COM	COM		404132102	1253	48030	SOLE	N/A	48030
HOLLY ENERGY PARTNERS 	COM UT LP	435763107	959	18705	SOLE	N/A	18705
ILLINOIS TOOL WKS IN	COM		452308109	4306	91583	SOLE	N/A	91583
INFOSYS TECHNOLOGIES	SPNS ADR	456788108	337	5000	SOLE	N/A	5000
Intl Business		COM		459200101	8365	62363	SOLE	N/A	62363
ISHARES TR		BARCLYS TIPS BD	464287176	16469	151010	SOLE	N/A	151010
JOHN HANCOCK T/A DVD 	COM		41013V100	158	10350	SOLE	N/A	10350
KINDER MORGAN ENERGY	UT LP		494550106	6145	89715	SOLE	N/A	89715
LEGGETT & PLATT INC	COM		524660107	2949	129550	SOLE	N/A	129550
LINEAR TECHNOLOGY CO	COM		535678106	4679	152275	SOLE	N/A	152275
LINN ENERGY LLC		UNIT LLC	536020100	14366	449497	SOLE	N/A	449497
MAGELLAN MIDSTREAM 	COM UNIT RP LP	559080106	19196	373102	SOLE	N/A	373102
MCDONALDS CORP		COM		580135101	10068	135127	SOLE	N/A	135127
MEDTRONIC INC		COM		585055106	2618	77952	SOLE	N/A	77952
MERIDIAN BIOSCIENCE	COM		589584101	3703	169292	SOLE	N/A	169292
NATURAL RESOURCE LP	COM UNIT LP	63900P103	15258	569740	SOLE	N/A	569740
NOVARTIS A G		SPNS ADR	66987V109	6770	117392	SOLE	N/A	117392
NOVO-NORDISK A S	ADR		670100205	12941	131464	SOLE	N/A	131464
NUCOR CORP		COM		670346105	488	12785	SOLE	N/A	12785
NUSTAR ENERGY LP	UNIT COM	67058H102	8185	132593	SOLE	N/A	132593
NuStar Gp Holdings	UNIT RESTG LLC	67059L102	2791	82270	SOLE	N/A	82270
ONEOK PARTNERS LP	UNIT LP		68268N103	2235	29830	SOLE	N/A	29830
PAYCHEX INC		COM		704326107	1180	42932	SOLE	N/A	42932
PENN VA RESOURCE PARTN	COM		707884102	544	22050	SOLE	N/A	22050
PEPSICO INC		COM		713448108	5373	80868	SOLE	N/A	80868
PIMCO CORP INCOME FUND	COM		72200U100	201	12400	SOLE	N/A	12400
PIMCO MUNI INCM FUND II	COM		72200W106	140	11950	SOLE	N/A	11950
PLAINS ALL AMERN PIP	UNIT LP		726503105	13430	213477	SOLE	N/A	213477
PRAXAIR INC		COM		74005P104	7234	80145	SOLE	N/A	80145
Proctor & Gamble	COM		742718109	5390	89881	SOLE	N/A	89881
PUBLIC SRVC ENTERPRISE 	COM		744573106	216	6520	SOLE	N/A	6520
REGENCY ENERGY	COM UNITS LP		75885Y107	852	34800	SOLE	N/A	34800
ROPER INDS INC NEW	COM		776696106	2017	30945	SOLE	N/A	30945
ROYAL DUTCH SHELL A SHS	SPNS ADR A	780259206	209	3461	SOLE	N/A	3461
SEI INVESTMENTS COMPANY	COM		784117103	1490	73246	SOLE	N/A	73246
SUNOCO LOGISTICS PRT	COM UNITS	86764L108	20025	254615	SOLE	N/A	254615
TELEFLEX INC		COM		879369106	4612	81225	SOLE	N/A	81225
TEVA PHARMACEUTICAL	ADR		881624209	7594	143959	SOLE	N/A	143959
UNION PACIFIC CORP	COM		907818108	273	3332	SOLE	N/A	3332
United Technologies	COM		913017109	5160	72438	SOLE	N/A	72438
VERIZON COMMUNICATIONS	COM		92343V104	206	6321	SOLE	N/A	6321
WAL MART STORES INC	COM		931142103	5081	94935	SOLE	N/A	94935
Walgreen Company	COM		931422109	5029	150130	SOLE	N/A	150130
WILLIAMS PARTNERS	COM UNIT LP	96950F104	12137	286240	SOLE	N/A	286240



3